Exhibit 99.1

Capital One, National Association	Check if Registered	Name of Originator	Total Assets in ABS by Originator			Assets That Were Subject of Demand			Assets That Were Repurchased or Replaced
	(b)	(c)	(#) (d)	($) (e)	(% of principal balance) (f)	(#)(g)	($) (h)	(% of principal balance) (i)	(#)(j)	($) (k)	(% of principal balance) (l)
Asset Class
Chevy Chase Funding LLC 2003-4 CIK # N/A		Chevy Chase Bank, F.S.B.	1,738	$776,938,361.10	100%	0	$—	0%	0	$—	0%
Subtotal			1,738	$776,938,361.10		0	$—		0	$—
Chevy Chase Funding LLC 2004-1 CIK # N/A		Chevy Chase Bank, F.S.B.	3,113	$1,300,000,226.00	100%	0	$—	0%	0	$—	0%
Subtotal			3,113	$1,300,000,226.00		0	$—		0	$—
Chevy Chase Funding LLC 2004-2 CIK # N/A		Chevy Chase Bank, F.S.B.	2,383	$1,000,000,351.00	100%	0	$—	0%	0	$—	0%
Subtotal			2,383	$1,000,000,351.00		0	$—		0	$—
Chevy Chase Funding LLC 2004-3 CIK # N/A		Chevy Chase Bank, F.S.B.	4,138	$1,485,787,493.00	100%	0	$—	0%	0	$—	0%
Subtotal			4,138	$1,485,787,493.00		0	$—		0	$—
Chevy Chase Funding LLC 2004-4 CIK # N/A		Chevy Chase Bank, F.S.B.	3,133	$1,083,501,127.00	100%	0	$—	0%	0	$—	0%
Subtotal			3,133	$1,083,501,127.00		0	$—		0	$—
Chevy Chase Funding LLC 2004-A CIK # N/A		Chevy Chase Bank, F.S.B.	948	$290,897,993.30	100%	0	$—	0%	0	$—	0%
Subtotal			948	$290,897,993.30		0	$—		0	$—
Chevy Chase Funding LLC 2004-B CIK # N/A		Chevy Chase Bank, F.S.B.	1,574	$556,971,901.50	100%	0	$—	0%	0	$—	0%
Subtotal			1,574	$556,971,901.50		0	$—		0	$—
Chevy Chase Funding LLC 2005-1 CIK # N/A		Chevy Chase Bank, F.S.B.	3,133	$1,049,845,425.00	100%	0	$—	0%	0	$—	0%
Subtotal			3,133	$1,049,845,425.00		0	$—		0	$—
Chevy Chase Funding LLC 2005-2 CIK # N/A		Chevy Chase Bank, F.S.B.	2,384	$860,281,086.10	100%	0	$—	0%	0	$—	0%
Subtotal			2,384	$860,281,086.10		0	$—		0	$—
Chevy Chase Funding LLC 2005-3 CIK # N/A		Chevy Chase Bank, F.S.B.	2,330	$819,112,982.10	100%	0	$—	0%	0	$—	0%
Subtotal			2,330	$819,112,982.10		0	$—		0	$—
Chevy Chase Funding LLC 2005-4 CIK # N/A		Chevy Chase Bank, F.S.B.	1,180	$473,357,662.40	100%	0	$—	0%	0	$—	0%
Subtotal			1,180	$473,357,662.40		0	$—		0	$—
Chevy Chase Funding LLC 2005-A CIK # N/A		Chevy Chase Bank, F.S.B.	2,579	$584,704,614.80	100%	0	$—	0%	0	$—	0%
Subtotal			2,579	$584,704,614.80		0	$—		0	$—
Chevy Chase Funding LLC 2005-B CIK # N/A		Chevy Chase Bank, F.S.B.	1,517	$365,715,990.10	100%	0	$—	0%	0	$—	0%
Subtotal			1,517	$365,715,990.10		0	$—		0	$—
Chevy Chase Funding LLC 2005-C CIK # N/A		Chevy Chase Bank, F.S.B.	1,023	$488,511,902.00	100%	0	$—	0%	0	$—	0%
Subtotal			1,023	$488,511,902.00		0	$—		0	$—
Chevy Chase Funding LLC 2006-1 CIK # N/A		Chevy Chase Bank, F.S.B.	2,847	$1,005,746,518.00	100%	2,847	$1,010,879,156.79	100%	0	$—	0%
Subtotal			2,847	$1,005,746,518.00		2,847	$1,010,879,156.79		0	$—
Chevy Chase Funding LLC 2006-2 CIK # N/A		Chevy Chase Bank, F.S.B.	3,967	$1,387,884,270.00	100%	3,967	$1,386,870,284.14	100%	0	$—	0%
Subtotal			3,967	$1,387,884,270.00		3,967	$1,386,870,284.14		0	$—
Chevy Chase Funding LLC 2006-3 CIK # N/A		Chevy Chase Bank, F.S.B.	1,972	$855,410,958.40	100%	1,972	$847,543,293.77	100%	0	$—	0%
Subtotal			1,972	$855,410,958.40		1,972	$847,543,293.77		0	$—
Chevy Chase Funding LLC 2006-4 CIK # N/A		Chevy Chase Bank, F.S.B.	1,260	$562,937,487.40	100%	1,260	$554,913,793.15	100%	0	$—	0%
Subtotal			1,260	$562,937,487.40		1,260	$554,913,793.15		0	$—
Chevy Chase Funding LLC 2007-1 CIK # N/A		Chevy Chase Bank, F.S.B.	1,372	$667,667,707.40	100%	1,372	$651,477,275.90	100%	0	$—	0%
Subtotal			1,372	$667,667,707.40		1,372	$651,477,275.90		0	$—
Chevy Chase Funding LLC 2007-2 CIK # N/A		Chevy Chase Bank, F.S.B.	1,257	$719,104,089.80	100%	1,257	$707,354,144.51	100%	0	$—	0%
Subtotal			1,257	$719,104,089.80		1,257	$707,354,144.51		0	$—
Credit Suisse First Boston Mortgage Securities Corp 2002 P1 CIK #		Chevy Chase Bank, F.S.B.	1,085	$498,388,017.40	100%	0	$—	0%	0	$—	0%
Subtotal			1,085	$498,388,017.40		0	$—		0	$—
Total			44,933	$16,832,766,163.80		12,675	$5,159,037,948.26		0	$—

Capital One, National Association	Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute			Demand Withdrawn			Demand Rejected
	(#)(m)	($) (n)	(% of principal balance) (o)	(#)(p)	($) (q)	(% of principal balance) (r)	(#)(s)	($) (t)	(% of principal balance) (u)	(#)(v)	($) (w)	(% of principal balance) (x)
Asset Class
Chevy Chase Funding LLC 2003-4 CIK # N/A	0	$—	0%	0	$—	0%	0	$—	0%	0	$—	0%
Subtotal	0	$—		0	$—		0	$—		0	$—
Chevy Chase Funding LLC 2004-1 CIK # N/A	0	$—	0%	0	$—	0%	0	$—	0%	0	$—	0%
Subtotal	0	$—		0	$—		0	$—		0	$—
Chevy Chase Funding LLC 2004-2 CIK # N/A	0	$—	0%	0	$—	0%	0	$—	0%	0	$—	0%
Subtotal	0	$—		0	$—		0	$—		0	$—
Chevy Chase Funding LLC 2004-3 CIK # N/A	0	$—	0%	0	$—	0%	0	$—	0%	0	$—	0%
Subtotal	0	$—		0	$—		0	$—		0	$—
Chevy Chase Funding LLC 2004-4 CIK # N/A	0	$—	0%	0	$—	0%	0	$—	0%	0	$—	0%
Subtotal	0	$—		0	$—		0	$—		0	$—
Chevy Chase Funding LLC 2004-A CIK # N/A	0	$—	0%	0	$—	0%	0	$—	0%	0	$—	0%
Subtotal	0	$—		0	$—		0	$—		0	$—
Chevy Chase Funding LLC 2004-B CIK # N/A	0	$—	0%	0	$—	0%	0	$—	0%	0	$—	0%
Subtotal	0	$—		0	$—		0	$—		0	$—
Chevy Chase Funding LLC 2005-1 CIK # N/A	0	$—	0%	0	$—	0%	0	$—	0%	0	$—	0%
Subtotal	0	$—		0	$—		0	$—		0	$—
Chevy Chase Funding LLC 2005-2 CIK # N/A	0	$—	0%	0	$—	0%	0	$—	0%	0	$—	0%
Subtotal	0	$—		0	$—		0	$—		0	$—
Chevy Chase Funding LLC 2005-3 CIK # N/A	0	$—	0%	0	$—	0%	0	$—	0%	0	$—	0%
Subtotal	0	$—		0	$—		0	$—		0	$—
Chevy Chase Funding LLC 2005-4 CIK # N/A	0	$—	0%	0	$—	0%	0	$—	0%	0	$—	0%
Subtotal	0	$—		0	$—		0	$—		0	$—
Chevy Chase Funding LLC 2005-A CIK # N/A	0	$—	0%	0	$—	0%	0	$—	0%	0	$—	0%
Subtotal	0	$—		0	$—		0	$—		0	$—
Chevy Chase Funding LLC 2005-B CIK # N/A	0	$—	0%	0	$—	0%	0	$—	0%	0	$—	0%
Subtotal	0	$—		0	$—		0	$—		0	$—
Chevy Chase Funding LLC 2005-C CIK # N/A	0	$—	0%	0	$—	0%	0	$—	0%	0	$—	0%
Subtotal	0	$—		0	$—		0	$—		0	$—
Chevy Chase Funding LLC 2006-1 CIK # N/A	0	$—	0%	0	$—	0%	2,847	$1,010,879,156.79	100%	0	$—	0%
Subtotal	0	$—		0	$—		2,847	$1,010,879,156.79		0	$—
Chevy Chase Funding LLC 2006-2 CIK # N/A	0	$—	0%	0	$—	0%	3,967	$1,386,870,284.14	100%	0	$—	0%
Subtotal	0	$—		0	$—		3,967	$1,386,870,284.14		0	$—
Chevy Chase Funding LLC 2006-3 CIK # N/A	0	$—	0%	0	$—	0%	1,972	$847,543,293.77	100%	0	$—	0%
Subtotal	0	$—		0	$—		1,972	$847,543,293.77		0	$—
Chevy Chase Funding LLC 2006-4 CIK # N/A	0	$—	0%	0	$—	0%	1,260	$554,913,793.15	100%	0	$—	0%
Subtotal	0	$—		0	$—		1,260	$554,913,793.15		0	$—
Chevy Chase Funding LLC 2007-1 CIK # N/A	0	$—	0%	0	$—	0%	1,372	$651,477,275.90	100%	0	$—	0%
Subtotal	0	$—		0	$—		1,372	$651,477,275.90		0	$—
Chevy Chase Funding LLC 2007-2 CIK # N/A	0	$—	0%	0	$—	0%	1,257	$707,354,144.51	100%	0	$—	0%
Subtotal	0	$—		0	$—		1,257	$707,354,144.51		0	$—
Credit Suisse First Boston Mortgage Securities Corp 2002 P1 CIK #	0	$—	0%	0	$—	0%	0	$—	0%	0	$—	0%
Subtotal	0	$—		0	$—		0	$—		0	$—
Total	0	$—		0	$—		12,675	$5,159,037,948.26		0	$—

Form ABS-15G Footnotes

1.	We have attempted to gather the information required by this Form ABS-15G and Rule 15Ga-1 by, among other things, (i) identifying asset-backed securities transactions that fall within the scope of Rule 15Ga-1 for which we are a securitizer and that are not covered by a filing to be made by an affiliated securitizer (“Covered Transactions”), (ii) gathering information in our records regarding demands for repurchase or replacement of pool assets in Covered Transactions for breaches of representations or warranties concerning those pool assets that is required to be reported on Form ABS-15G (“Reportable Information”), (iii) requesting all Reportable Information from the trustee that is within their respective possession and which has not been previously provided to us. The information in this Form ABS-15G has not been verified by any third party. While we have requested Reportable Information from the trustee as to investor demands that occurred during the reporting period, we have not undertaken to independently verify that the information received is accurate or complete.

2.	Assets included in the “Assets That Were Subject of Demand” column includes assets where a demand was made or litigation filed during the reporting period and assets where a demand was made prior to the reporting period and the demand was either resolved during the reporting period or was the subject of other activity during the reporting period. Each demand made or litigation filed during the reporting period is reported separately.

3.	Where an affiliate of the securitizer is the servicer, the outstanding principal balance of each asset is the principal balance as of the end of the reporting period or the latest principal balance reported if the asset was liquidated or removed from the pool prior to the end of the reporting period. Where an affiliate of the securitizer is no longer the servicer, the outstanding principal balance of each asset is the principal balance as of the end of the reporting period or the latest principal balance reported if the asset was liquidated or removed from the pool prior to the end of the reporting period based on the trustee monthly loan level data and the outstanding principal balance of the entire asset pool as of the last day of the reporting period used in all percentage of principal balance calculations is based on the trustee monthly servicer report. Historically, where servicing has been released, we have made requests to the trustee for the relevant Covered Transactions for information regarding assets that were subject of demand, including the current outstanding principal balance of those assets.

4.	“Assets That Were Repurchased or Replaced” may include assets that were previously liquidated, and for which a make-whole payment was made in lieu of repurchase.

5.	“Assets Pending Repurchase or Replacement” includes repurchase demands that are subject to a transaction’s cure period at the end of the quarter, as well as assets where a decision to repurchase, replace or make-whole had been approved but such action had not been completed as of the end of the reporting period.

6.	“Demand in Dispute” shows assets where, as of the end of the reporting period, either the demands or litigation were still under review or ongoing, or, in the case of demands that were rejected, the rejection has been disputed by the requesting party. After the initial reporting of assets in this column, no further reporting will occur unless there has been additional activity.

7.	“Demand Withdrawn” shows assets where the repurchase demand was withdrawn by the party that made the demand as of the end of the reporting period. This column represents a final decision on the asset after which no further reporting will occur, unless there has been additional activity.

8.	“Demand Rejected” shows assets where a repurchase demand has been rejected by the securitizer, as of the end of the reporting period. This column represents a final decision on the asset after which no further reporting will occur, unless there has been additional activity.

9.	For assets where more than one activity occurred during the reporting period, only the most recent activity is reported above, provided that an asset subject of a demand to repurchase will be listed in both the “Assets That Were Subject of Demand” column as well as an additional column showing the most recent status during the reporting period.

10.	Columns may exceed 100% if the same asset is subject of demand or litigation activity more than once during the reporting period or if there is activity with respect to more than one prior demand on the same asset during a reporting period.

11.	Where a demand was made during the reporting period as the result of litigation involving a generalized repurchase claim against the Securitizer or an affiliate, without a loan-by-loan designation, then a percentage of the related assets in the transaction or loan group are reported as being subject of demand.

12.	For assets that were the subject of more than one demand, the indication of the withdrawal, rejection, repurchase, replacement or other resolution of any such demand herein does not indicate that any such asset is no longer the subject of any other demands that remain outstanding.